Revenue - Schedule of Revenue Recognized in Current Reporting Period that were Included in Contract Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Passenger transportation services [member]
Disclosure of revenue that was included in contract liability [line items]
Revenue recognised that was included in contract liabilities at the beginning of the year	¥ 2,979	¥ 6,699